Debt issued designated at fair value (Detail) - USD ($) $ in Millions	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025
Issued debt instruments
Equity-linked	$ 66,987		$ 60,303
Rates-linked	27,374		26,324
Fixed-rate	11,624		11,627
Credit-linked	3,388		3,597
Commodity-linked	2,810		3,030
Other	8,992		8,913
of which: debt that contributes to total loss-absorbing capacity	6,898		6,366
Total debt issued designated at fair value	$ 121,175		$ 113,794
Unsecured portion of issued debt instruments with original maturity greater than one year	100.00%	100.00%